UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22588

  BPV Family of Funds

(Exact name of registrant as specified in charter)

9202 South Northshore Drive, Suite 300

Knoxville, TN 37922

(Address of principal executive offices) (Zip code)

Mike West

9202 South Northshore Drive, Suite 300

Knoxville, TN 37922

(Name and Address of Agent for Service)

With copy to: Jeffrey T. Skinner, Esq.

Kilpatrick Townsend & Stockton LLP

1001 West Fourth Street

Winston-Salem, NC 27101

Registrant’s telephone number, including area code: 865-243-8000

Date of fiscal year end:  March 31

Date of reporting period: June 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1 – Schedule of Investments.

Portfolio of Investments

BPV Core Diversification Fund

As of June 30, 2014 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 90.68%
Common Equity - 41.58%
SPDR® S&P 500® ETF Trust(a)	84,650	$16,567,698
Vanguard® FTSE Europe ETF	37,805	2,266,410

Total Common Equity		18,834,108

Fixed Income - 15.03%
iShares® Core U.S. Aggregate Bond ETF	41,295	4,517,673
Peritus High Yield ETF	43,010	2,292,433

Total Fixed Income		6,810,106

Other and Alternative Assets - 23.96%
PowerShares® DB Agriculture Fund(b)	72,705	1,996,479
PowerShares® DB Base Metals Fund(b)	120,880	2,052,543
PowerShares® DB Energy Fund(b)	45,655	1,403,891
PowerShares® DB US Dollar Index Bullish Fund(b)	138,160	2,937,282
SPDR® Gold Shares(b)	13,775	1,763,751
United States Oil Fund LP(b)	18,015	700,423

Total Other and Alternative Assets		10,854,369

U.S. Government & Agency Obligations - 10.11%
iShares® 20+ Year Treasury Bond Fund	40,320	4,577,126

TOTAL EXCHANGE TRADED FUNDS
(Cost $35,082,991)		41,075,709

OPEN-END MUTUAL FUNDS - 5.14%

Other and Alternative Assets - 5.14%
Merger Institutional Fund	141,540	2,328,333

TOTAL OPEN-END MUTUAL FUNDS
(Cost $2,301,450)		2,328,333

	Expiration	Exercise
PURCHASED OPTIONS - 0.10%	Date	Price	Contracts	Value
Call Options Purchased - 0.10%
iShares® 20+ Year Treasury Bond Fund	08/2014	$114.00	400	45,600

Total Call Options Purchased
(Cost $36,216)				45,600

TOTAL PURCHASED OPTIONS
(Cost $36,216)				45,600

	7-Day Yield	Shares	Value
SHORT TERM INVESTMENTS - 3.46%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio - Institutional Class	0.00004%	1,567,848	$1,567,848

TOTAL SHORT TERM INVESTMENTS
(Cost $ 1,567,848)			1,567,848

Total Investments - 99.38%
(Cost $ 38,988,505)			45,017,490

Other Assets in Excess of Liabilities - 0.62%			278,407(c)

Net Assets - 100.00%			$45,295,897

(a)	Security, or portion of security, is being held as collateral for written options contracts.
(b)	Non-income producing security.
(c)	Includes cash which is being held as collateral for written options contracts.

SCHEDULE OF WRITTEN OPTIONS - (0.05)%	Expiration Date	Exercise Price	Contracts	Value
Written Put Options - (0.05)%

United States Natural Gas Fund LP:
	07/2014	$23.50	(350)	$(9,625)
	07/2014	24.00	(350)	(16,100)

Total Written Put Options
(Premiums received $30,771)				(25,725)

TOTAL WRITTEN OPTIONS
(Premiums received $30,771)				$(25,725)

Percentages are stated as a percent of net assets.

Investment Abbreviations:

DB - Deutsche Bank

ETF - Exchange Traded Fund

FTSE - Financial Times and the London Stock Exchange

LP - Limited Partnership

S&P - Standard & Poor’s

SPDR - Standard & Poor’s Depositary Receipts

Portfolio of Investments

BPV Wealth Preservation Fund

As of June 30, 2014 (Unaudited)

	Shares	Value

EXCHANGE TRADED FUNDS - 51.03%

Common Equity - 51.03%
SPDR® S&P 500® ETF Trust(a)	186,400	$36,482,208

TOTAL EXCHANGE TRADED FUNDS (Cost $27,552,296)		36,482,208

	Expiration	Exercise
PURCHASED OPTIONS - 0.57%	Date	Price	Contracts	Value

Put Options Purchased - 0.57%

SPDR® S&P 500® ETF Trust:
	09/2014	$180.00	878	101,409
	09/2014	185.00	364	63,700
	12/2014	185.00	622	239,470

Total Put Options Purchased (Cost $807,094)				404,579

TOTAL PURCHASED OPTIONS (Cost $807,094)				404,579

	7-Day Yield	Shares	Value

SHORT TERM INVESTMENTS - 47.35%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio - Institutional Class	0.00004%	33,850,661	33,850,661

TOTAL SHORT TERM INVESTMENTS
(Cost $33,850,661)			33,850,661

Total Investments - 98.95%
(Cost $62,210,051)			70,737,448

Other Assets in Excess of Liabilities - 1.05%			751,044(b)

Net Assets - 100.00%			$71,488,492

(a) Security, or portion of security, is being held as  collateral for written options contracts.

(b) Includes cash which is being held as collateral for  written options contracts.

SCHEDULE OF	Expiration	Exercise
WRITTEN OPTIONS - (0.99)%	Date	Price	Contracts	Value

Written Call Options - (0.85)%
SPDR® S&P 500® ETF Trust:
	09/2014	$195.00	(1,242)	$(577,530)
	12/2014	205.00	(155)	(32,318)

Total Written Call Options
(Premiums received $388,661)				(609,848)

SCHEDULE OF	Expiration	Exercise
WRITTEN OPTIONS - (0.99)%	Date	Price	Contracts	Value
Written Put Options - (0.14)%
SPDR® S&P 500® ETF Trust:
	09/2014	$170.00	(878)	$(47,412)
	09/2014	175.00	(364)	(28,574)
	12/2014	170.00	(155)	(24,800)

Total Written Put Options
(Premiums received $289,830)				(100,786)

TOTAL WRITTEN OPTIONS
(Premiums received $678,491)				$(710,634)

Percentages are stated as a percent of net assets.

Investment Abbreviations:

ETF - Exchange Traded Fund

S&P - Standard & Poor’s

SPDR - Standard & Poor’s Depositary Receipts

Portfolio of Investments

BPV Low Volatility Fund

As of June 30, 2014 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 49.79%

Common Equity - 49.79%
SPDR® S&P 500® ETF Trust(a)	73,300	$14,346,276

TOTAL EXCHANGE TRADED FUNDS
(Cost $13,591,373)		14,346,276

	Expiration	Exercise
PURCHASED OPTIONS - 0.55%	Date	Price	Contracts	Value
Put Options Purchased - 0.55%

SPDR® S&P 500® ETF Trust:
	09/2014	$180.00	359	41,465
	09/2014	185.00	130	22,750
	12/2014	185.00	244	93,940

Total Put Options Purchased
(Cost $318,940)				158,155

TOTAL PURCHASED OPTIONS
(Cost $318,940)				158,155

	7-Day Yield	Shares	Value
SHORT TERM INVESTMENTS - 49.63%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio - Institutional Class	0.00004%	14,300,257	14,300,257

TOTAL SHORT TERM INVESTMENTS
(Cost $14,300,257)			14,300,257

Total Investments - 99.97%
(Cost $28,210,570)			28,804,688

Other Assets in Excess of Liabilities - 0.03%			8,334(b)

Net Assets - 100.00%			$28,813,022

(a) Security, or portion of security, is being held as collateral for written options contracts.

(b) Includes cash which is being held as collateral for written options contracts.

SCHEDULE OF	Expiration	Exercise
WRITTEN OPTIONS - (0.97)%	Date	Price	Contracts	Value
Written Call Options - (0.83)%

SPDR® S&P 500® ETF Trust:
	09/2014	$195.00	(489)	$(227,385)
	12/2014	205.00	(61)	(12,719)

Total Written Call Options
(Premiums received $149,190)				(240,104)

SCHEDULE OF	Expiration	Exercise
WRITTEN OPTIONS - (0.97)%	Date	Price	Contracts	Value
Written Put Options - (0.14)%

SPDR® S&P 500® ETF Trust:
	09/2014	$170.00	(359)	$(19,386)
	09/2014	175.00	(130)	(10,205)
	12/2014	170.00	(61)	(9,760)

Total Written Put Options
(Premiums received $114,969)				(39,351)

TOTAL WRITTEN OPTIONS
(Premiums received $264,160)				$(279,455)

Percentages are stated as a percent of net assets.

Investment Abbreviations:

ETF - Exchange Traded Fund

S&P - Standard & Poor’s

SPDR - Standard & Poor’s Depositary Receipts

Portfolio of Investments

BPV Large Cap Value Fund

As of June 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCK - 93.12%
Basic Materials - 2.92%
CF Industries Holdings, Inc.	200	$48,106
Domtar Corp.	420	17,997
LyondellBasell Industries N.V., Class A	560	54,684
United States Steel Corp.	1,100	28,644

Total Basic Materials		149,431

Communications - 3.66%
Amdocs, Ltd.	620	28,725
AT&T, Inc.	2,200	77,791
CenturyLink, Inc.	1,000	36,200
DIRECTV(a)	400	34,004
Verizon Communications, Inc.	220	10,765

Total Communications		187,485

Consumer, Cyclical - 8.92%
Alaska Air Group, Inc.	200	19,010
Arrow Electronics, Inc.(a)	280	16,915
Delphi Automotive PLC	300	20,622
Delta Air Lines, Inc.	650	25,168
Foot Locker, Inc.	1,200	60,865
Ingram Micro, Inc., Class A(a)	760	22,199
Lear Corp.	600	53,592
Macy’s, Inc.	1,000	58,020
Magna International, Inc.	500	53,875
Oshkosh Corp.	400	22,212
Rite Aid Corp.(a)	2,500	17,925
Southwest Airlines Co.	1,800	48,348
Whirlpool Corp.	270	37,589

Total Consumer, Cyclical		456,340

Consumer, Non-cyclical - 20.40%
Alexion Pharmaceuticals, Inc.(a)	100	15,625
AmerisourceBergen Corp.	800	58,128
Avis Budget Group, Inc.(a)	600	35,814
Biogen Idec, Inc.(a)	110	34,683
Cardinal Health, Inc.	1,000	68,559
Celgene Corp.(a)	360	30,917
Cigna Corp.	470	43,226
Coca-Cola Enterprises, Inc.	710	33,924
Dr Pepper Snapple Group, Inc.	160	9,373
Express Scripts Holding Co.(a)	800	55,464
Gilead Sciences, Inc.(a)	200	16,582
HCA Holdings, Inc.(a)	1,000	56,380
Herbalife, Ltd.	340	21,944
Hershey Co.	140	13,632
Humana, Inc.	300	38,316

	Shares	Value

Consumer, Non-cyclical - 20.40% (continued)
Kroger Co.	1,200	$59,316
Lorillard, Inc.	900	54,873
McGraw Hill Financial, Inc.	700	58,121
McKesson Corp.	300	55,863
Merck & Co., Inc.	400	23,140
Omnicare, Inc.	900	59,913
Philip Morris International, Inc.	400	33,724
Tyson Foods, Inc., Class A	1,700	63,818
United Rentals, Inc.(a)	200	20,946
United Therapeutics Corp.(a)	350	30,972
WellPoint, Inc.	470	50,577

Total Consumer, Non-cyclical		1,043,830

Energy - 13.59%
Baker Hughes, Inc.	1,000	74,450
Chesapeake Energy Corp.	1,600	49,728
Chevron Corp.	490	63,970
ConocoPhillips	600	51,438
Exxon Mobil Corp.	1,120	112,761
Halliburton Co.	800	56,808
Marathon Oil Corp.	600	23,952
Marathon Petroleum Corp.	700	54,649
SM Energy Co.	700	58,870
Suncor Energy, Inc.	700	29,841
Tesoro Corp.	1,000	58,670
Valero Energy Corp.	1,200	60,120

Total Energy		695,257

Financial - 24.23%
Aflac, Inc.	600	37,350
Allied World Assurance Co.	210	7,984
Allstate Corp.	1,100	64,592
American Financial Group, Inc.	450	26,802
American International Group, Inc.	1,700	92,787
Ameriprise Financial, Inc.	300	36,000
Assurant, Inc.	550	36,053
Axis Capital Holdings, Ltd.	560	24,797
Capital One Financial Corp.	1,000	82,600
CBOE Holdings, Inc.	470	23,129
CBRE Group, Inc., Class A(a)	880	28,195
Chubb Corp.	410	37,790
Comerica, Inc.	340	17,054
Discover Financial Services	1,100	68,178
Everest Re Group, Ltd.	270	43,332
Fifth Third Bancorp	1,810	38,644
Genworth Financial, Inc., Class A(a)	3,200	55,680
Host Hotels & Resorts, Inc.	1,000	22,010
JPMorgan Chase & Co.	320	18,438
KeyCorp	4,300	61,619
Lincoln National Corp.	1,300	66,872
PartnerRe, Ltd.	330	36,039
PNC Financial Services Group, Inc.	300	26,715
Reinsurance Group of America, Inc.	390	30,771
RenaissanceRe Holdings, Ltd.	400	42,800

	Shares	Value

Financial - 24.23% (continued)
RLJ Lodging Trust	300	$8,667
SunTrust Banks, Inc.	1,000	40,060
T Rowe Price Group, Inc.	200	16,882
Travelers Cos, Inc.	700	65,849
Unum Group	340	11,818
Waddell & Reed Financial, Inc., Class A	470	29,417
Wells Fargo & Co.	780	40,997

Total Financial		1,239,921

Industrial - 7.43%
Alliant Techsystems, Inc.	220	29,462
Avnet, Inc.	530	23,484
Caterpillar, Inc.	400	43,468
Exelis, Inc.	1,460	24,791
FedEx Corp.	240	36,331
Flextronics International, Ltd.(a)	2,150	23,801
Huntington Ingalls Industries, Inc.	380	35,944
L-3 Communications Holdings, Inc.	320	38,640
Lockheed Martin Corp.	110	17,680
Northrop Grumman Corp.	380	45,460
Trinity Industries, Inc.	1,400	61,208

Total Industrial		380,269

Technology - 6.26%
Apple, Inc.	600	55,758
Computer Sciences Corp.	700	44,240
Intel Corp.	2,900	89,609
Marvell Technology Group, Ltd.	1,820	26,081
ON Semiconductor Corp.(a)	5,200	47,528
SanDisk Corp.	160	16,709
Western Digital Corp.	440	40,612

Total Technology		320,537

Utilities - 5.71%
AES Corp.	3,500	54,425
American Electric Power Co., Inc.	1,000	55,770
Edison International	790	45,907
Entergy Corp.	800	65,672
Exelon Corp.	500	18,240
NRG Energy, Inc.	420	15,624
Public Service Enterprise Group, Inc.	900	36,711

Total Utilities		292,349

TOTAL COMMON STOCK
(Cost $4,598,121)		4,765,419

		Shares	Value

EXCHANGE TRADED FUNDS - 1.90%

Common Equity - 1.90%
iShares® Russell 1000® Value ETF		960	$97,219

TOTAL EXCHANGE TRADED FUNDS
(Cost $97,044)			97,219

	7-Day Yield	Shares	Value

SHORT TERM INVESTMENTS - 0.64%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio - Institutional Class	0.00004%	32,851	32,851

TOTAL SHORT TERM INVESTMENTS
(Cost $32,851)			32,851

Total Investments - 95.66%
(Cost $4,728,016)			4,895,489

Other Assets in Excess of Liabilities - 4.34%			221,887

Net Assets - 100.00%			$5,117,376

(a) Non-income producing security.

Percentages are stated as a percent of net assets.

Investment Abbreviations:

ETF - Exchange Traded Fund

Ltd. - Limited

N.V. - Naamloze Vennootschap is the Dutch term for a public limited liability corporation

PLC - Public Limited Company

BPV Family of Funds	Notes to Quarterly Schedule of Investments

June 30, 2014 (Unaudited)

1. ORGANIZATION

The BPV Family of Funds (the “Trust”), is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust was organized on July 19, 2011 as a Delaware statutory trust. The Trust currently offers Institutional Shares and Advisor Shares of the BPV Core Diversification Fund, the BPV Wealth Preservation Fund and the BPV Large Cap Value Fund and Institutional Shares of the BPV Low Volatility Fund (each a “Fund” and collectively, the “Funds”). The BPV Core Diversification Fund is a diversified portfolio with an investment objective to seek long term capital appreciation, the BPV Wealth Preservation Fund is a diversified portfolio with an investment objective to simultaneously seek capital preservation while generating long-term capital appreciation, the BPV Low Volatility Fund is a diversified portfolio with and investment objective to simultaneously seek capital preservation while generating long-term capital appreciation and the BPV Large Cap Value Fund is a diversified portfolio with an investment objective to seek long-term capital appreciation.

All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. The Trust permits the Board of Trustees (“Trustees”) to create additional funds and share classes.

BPV Capital Management, LLC (the “Adviser”), a Delaware limited liability company, serves as the investment adviser for each Fund. The Adviser is controlled by Northshore Management Company, LLC (“Northshore”). Quintium Advisors LLC, a Delaware limited liability company, serves as the investment sub-advisor to the BPV Core Diversification Fund, the BPV Wealth Preservation Fund and the BPV Low Volatility Fund. AJO, LP, a Delaware limited partnership, serves as the investment sub-advisor to the BPV Large Cap Value Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in financial statements. Actual results could differ from those estimates.

Investment Valuation — Equity securities including common stocks, open-end mutual funds and exchange traded funds that are listed on a national securities exchange or quoted on the NASDAQ National Market System are valued at the last sale price on the day the valuation is made or, if no sale is reported, at the mean between the bid and ask price. Shares of a registered investment company, including money market funds that are not traded on an exchange are valued at that investment company’s net asset value per share. Short-term securities maturing within 60 days are valued at amortized cost, which approximates fair value. Exchange listed options are valued using the mean of the bid and ask price. If no quotations are available, the options will be fair valued as determined in good faith by or under the direction of the Trustees. Certain investments including options may trade in the over-the-counter market and generally are valued based on quotes received from an independent pricing service, one or more dealers that make markets in such securities, or at fair value. Other assets and securities for which no quotations are readily available are valued at fair value. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by or under the direction of the Trustees.

Exchange-Traded Funds (“ETFs”) — The Funds may invest in ETFs, which are funds whose shares are traded on a national exchange. ETFs may be based on underlying equity or fixed income securities, as well as commodities or currencies. ETFs do not sell individual shares directly to investors and only issue their shares in large blocks known as “creation units.” The investor purchasing a creation unit then sells the individual shares on a secondary market. Although similar diversification benefits may be achieved through an investment in another investment company, ETFs generally offer greater liquidity and lower expenses. Because an ETF incurs its own fees and expenses, shareholders of a Fund investing in an ETF will indirectly bear those costs. Such Funds will also incur brokerage commissions and related charges when purchasing or selling shares of an ETF. Unlike typical investment company shares, which are valued once daily, shares in an ETF may be purchased or sold on a securities exchange throughout the trading day at market prices that are generally close to the NAV of the ETF.

Fair Value Measurements — A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 —	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 —

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 —

Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The valuation techniques used by the Funds to measure fair value during the period ended June 30, 2014 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the inputs used in valuing the Funds’ investments as of June 30, 2014:

BPV Core Diversification Fund

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2		Level 3		Total
Exchange Traded Funds	$41,075,709		$–		$–	$41,075,709
Open-End Mutual Funds	2,328,333		–		–	2,328,333
Purchased Options	45,600		–		–	45,600
Short Term Investments	1,567,848		–		–	1,567,848

Total	$45,017,490		$–		$–	$45,017,490

Other Financial Instruments

Liabilities
Written Options	$(25,725)		$–		$–	$(25,725)

Total	$(25,725)		$–		$–	$(25,725)

BPV Wealth Preservation Fund

	Valuation Inputs

Investments in Securities at Value*	Level 1	Level 2		Level 3		Total
Exchange Traded Funds	$36,482,208		$–		$–	$36,482,208
Purchased Options	404,579		–		–	404,579
Short Term Investments	33,850,661		–		–	33,850,661

Total	$70,737,448		$–		$–	$70,737,448

Other Financial Instruments

Liabilities
Written Options	$(710,634)		$–		$–	$(710,634)

Total	$(710,634)		$–		$–	$(710,634)

BPV Low Volatility Fund

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2		Level 3		Total
Exchange Traded Funds	$14,346,276		$–		$–	$14,346,276
Purchased Options	158,155		–		–	158,155
Short Term Investments	14,300,257		–		–	14,300,257

Total	$28,804,688		$–		$–	$28,804,688

Other Financial Instruments

Liabilities
Written Options	$(279,455)		$–		$–	$(279,455)

Total	$(279,455)		$–		$–	$(279,455)

BPV Large Cap Value Fund

	Valuation Inputs

Investments in Securities at Value*	Level 1	Level 2		Level 3		Total
Common Stock	$4,765,419		$–		$–	$4,765,419
Exchange Traded Funds	97,219		–		–	97,219
Short Term Investments	32,851		–		–	32,851

Total	$4,895,489		$–		$–	$4,895,489

*	See Portfolio of Investments for industry classifications.

There were no transfers between Levels 1 and 2 during the period ended June 30, 2014. It is the Funds’ policy to recognize transfers into and out of any level at the end of the reporting period.

For the period ended June 30, 2014, the Funds did not have significant unobservable inputs (Level 3) used in determining fair value.

Derivative Financial Instruments — The following discloses the Funds’ use of derivative instruments. The Funds’ investment objectives not only permit the Funds to purchase investment securities, they also allow the Funds to enter into various types of derivative contracts such as purchased and written options. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

Market Risk Factors — In pursuit of their investment objectives, the Funds may seek to use derivatives to increase or decrease their exposure to the following market risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Risk of Investing in Derivatives — The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. All option contracts held during the period ended June 30, 2014 are exchange traded.

Option Writing/Purchasing — The Funds may write or purchase option contracts to adjust risk and return of their overall investment positions. When a Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. Risks from entering into option transactions arise from the potential inability of counterparties to meet the terms of the contracts, the potential inability to enter into closing transactions because of an illiquid secondary market and from unexpected movements in security values.

Written option activity in the Funds for the period ended June 30, 2014 is as follows:

BPV Core Diversification Fund	Calls		Puts
	Number of	Contract	Number of	Contract
Written Options:	Contracts	Premiums	Contracts	Premiums
Options outstanding at 3/31/2014	-	$-	-	$-
Options Written	370	12,188	700	30,771
Options Expired	-	-	-	-
Options Closed	(370)	(12,188)	-	-
Options Exercised	-	-	-	-

Options outstanding at 6/30/2014	-	$-	700	$30,771

BPV Wealth Preservation Fund
	Calls		Puts
	Number of	Contract	Number of	Contract
Written Options:	Contracts	Premiums	Contracts	Premiums
Options outstanding at 3/31/2014	1,194	$231,200	-	$-
Options Written	4,436	827,578	1,480	302,228
Options Expired	(736)	(40,632)	(83)	(12,398)
Options Closed	(3,497)	(629,485)	-	-
Options Exercised	-	-	-	-

Options outstanding at 6/30/2014	1,397	$388,661	1,397	$289,830

  BPV Low Volatility Fund

	Calls			Puts
Written Options:	Number of Contracts		Contract Premiums	Number of Contracts	Contract Premiums
Options outstanding at 3/31/2014	401	$	72,218	-	$-
Options Written	1,732		316,877	582	119,749
Options Expired	(280)		(15,458)	(32)	(4,780)
Options Closed	(1,303)		(224,447)	-	-
Options Exercised	-		-	-	-

Options outstanding at 6/30/2014	550	$	149,190	550	$114,969

As of and during the period ended June 30, 2014 the BPV Large Cap Value Fund had no written options.

3. UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS (TAX BASIS)

The amount of net unrealized appreciation and the cost of investment securities for tax purposes, including short-term securities, but excluding other financial instruments at June 30, 2014 is as follows:

FUND	COST OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED (DEPRECIATION)	NET UNREALIZED APPRECIATION
BPV Core Diversification Fund	$39,751,201	$5,666,410	$(400,121)	$5,266,289
BPV Wealth Preservation Fund	$65,967,846	$5,172,117	$(402,515)	$4,769,602
BPV Low Volatility Fund	$28,217,708	$ 747,766	$(160,786)	$ 586,980
BPV Large Cap Value Fund	$ 4,729,825	$ 239,319	$ (73,655)	$ 165,664

The difference between book basis and tax basis net unrealized appreciation for the BPV Core Diversification Fund is attributable to wash sales, the investments in partnerships and grantor trusts (SPDR Gold Trust). The difference between book basis and tax basis net unrealized appreciation for the BPV Wealth Preservation Fund is attributable to wash sales and the recognition of constructive gain. The difference between the book and tax basis net unrealized appreciation for both the BPV Low Volatility Fund and the BPV Large Cap Value Fund is attributable to wash sales.

Item 2 - Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective as of that date.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

  Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BPV Family of Funds

By:	/s/ Mike West
Mike West, President & Trustee

Date:	August 21, 2014

  Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mile West
Mike West, President & Trustee

Date:	August 21, 2014

By:	/s/ Kim Storm
Kim Storms, Treasurer

Date:	August 21, 2014